Selected Quarterly Financial Results (Unaudited) - Schedule of Selected Quarterly Financial Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 2,597,605	$ 2,830,174	$ 2,652,134	$ 2,717,566	$ 2,464,407	$ 2,521,837	$ 2,276,100	$ 2,215,925	$ 10,797,479	$ 9,478,269	$ 9,179,590
Operating income	223,414	492,704	499,898	496,511	282,427	707,261	770,293	318,218	1,712,527	2,078,199	(152,838)
Net income (loss)	1,418,993	175,744	240,873	252,574	70,882	555,766	515,736	93,462	2,088,184	1,235,846	(1,037,444)
Net income (loss) attributable to MGM Resorts International	$ 1,387,413	$ 148,363	$ 209,864	$ 206,412	$ 25,629	$ 530,125	$ 475,591	$ 69,063	$ 1,952,052	$ 1,100,408	$ (445,515)
Earnings per share-basic	$ 2.42	$ 0.26	$ 0.36	$ 0.36	$ 0.04	$ 0.93	$ 0.84	$ 0.12	$ 3.38	$ 1.94	$ (0.82)
Earnings per share-diluted	$ 2.39	$ 0.26	$ 0.36	$ 0.36	$ 0.04	$ 0.92	$ 0.83	$ 0.12	$ 3.34	$ 1.92	$ (0.82)